Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets
Schedule of intangible assets

	As of December 31,
	2024	2025
	US$	US$
Software copyright	—	1,054
Customer relationship	—	2,793
Total cost	—	3,847
Less: accumulated amortization	—	(187)
Intangible assets, net	—	3,660